INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss for tax purposes	$ 22,393,864	$ 20,303,616
Operating loss carryforwards limitations on use	carried forward over 20 years